Annual Total Returns - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2024
Fidelity Advisor Floating Rate High Income Fund - Class A
Bar Chart Table:
Annual Return 2014	0.02%
Annual Return 2015	(1.44%)
Annual Return 2016	9.72%
Annual Return 2017	3.50%
Annual Return 2018	(0.11%)
Annual Return 2019	8.16%
Annual Return 2020	1.36%
Annual Return 2021	5.34%
Annual Return 2022	(0.61%)
Annual Return 2023	12.10%
Fidelity Advisor Floating Rate High Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018